Risk management - Spain home purchase loans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Financial assets	€ 163,853	€ 176,554	€ 184,596
Spain | Gross carrying amount
Credit risk
Financial assets	€ 216,741	€ 215,330	€ 204,810
Spain | Mortgages
Credit risk
Debt-to-income ratio (as a percent)	27.00%	27.00%	26.00%
Spain | Mortgages | Less Than 80% | Maximum
Credit risk
Loan-to-value (LTV) ratio	80.00%
Spain | Mortgages | Santander Bank N.A. | Retail and commercial banking | United States
Credit risk
Percentage of portfolio with LTV less than 80%	89.41%
Spain | Mortgages | Of which property collateral
Credit risk
Percentage secured by mortgage	99.33%	99.35%	99.51%
Spain | Mortgages | Gross carrying amount
Credit risk
Financial assets	€ 62,324	€ 59,605	€ 62,236
Spain | Mortgages | Gross carrying amount | Nonperforming
Credit risk
Financial assets	1,860	1,850	2,649
Spain | Mortgages | Gross carrying amount | Without collateral
Credit risk
Financial assets	419	387	306
Spain | Mortgages | Gross carrying amount | Without collateral | Nonperforming
Credit risk
Financial assets	115	75	14
Spain | Mortgages | Gross carrying amount | Of which property collateral
Credit risk
Financial assets	61,905	59,218	61,930
Spain | Mortgages | Gross carrying amount | Of which property collateral | Less than or equal to 40%
Credit risk
Financial assets	16,479
Spain | Mortgages | Gross carrying amount | Of which property collateral | More than 40% and less than or equal to 60%
Credit risk
Financial assets	19,391
Spain | Mortgages | Gross carrying amount | Of which property collateral | More than 60% and less than or equal to 80%
Credit risk
Financial assets	19,479
Spain | Mortgages | Gross carrying amount | Of which property collateral | More than 80% and less than or equal to 100%
Credit risk
Financial assets	4,376
Spain | Mortgages | Gross carrying amount | Of which property collateral | More than 100%
Credit risk
Financial assets	2,180
Spain | Mortgages | Gross carrying amount | Of which property collateral | Nonperforming
Credit risk
Financial assets	1,745	€ 1,775	€ 2,635
Spain | Mortgages | Gross carrying amount | Of which property collateral | Nonperforming | Less than or equal to 40%
Credit risk
Financial assets	187
Spain | Mortgages | Gross carrying amount | Of which property collateral | Nonperforming | More than 40% and less than or equal to 60%
Credit risk
Financial assets	240
Spain | Mortgages | Gross carrying amount | Of which property collateral | Nonperforming | More than 60% and less than or equal to 80%
Credit risk
Financial assets	349
Spain | Mortgages | Gross carrying amount | Of which property collateral | Nonperforming | More than 80% and less than or equal to 100%
Credit risk
Financial assets	313
Spain | Mortgages | Gross carrying amount | Of which property collateral | Nonperforming | More than 100%
Credit risk
Financial assets	€ 656